SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Outstanding
Number of options | shares	6,549,043
Exercisable
Number of options | shares	2,090,022
Exercise Price Range One [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 10.04
Ranges of exercise price, Upper limit	$ 14.74
Number of options | shares	4,253,357
Weighted average remaining contractual life (years)	2 years 11 months 8 days
Weighted average exercise price	$ 13.53
Exercisable
Number of options | shares	1,227,982
Weighted average exercise price	$ 14.00
Exercise Price Range Two [Member]
Outstanding
Ranges of exercise price, Lower limit	15.09
Ranges of exercise price, Upper limit	$ 19.30
Number of options | shares	2,252,686
Weighted average remaining contractual life (years)	3 years 4 months 9 days
Weighted average exercise price	$ 16.63
Exercisable
Number of options | shares	840,540
Weighted average exercise price	$ 16.26
Exercise Price Range Three [Member]
Outstanding
Ranges of exercise price, Lower limit	20.62
Ranges of exercise price, Upper limit	$ 23.66
Number of options | shares	43,000
Weighted average remaining contractual life (years)	2 years 5 months 20 days
Weighted average exercise price	$ 22.79
Exercisable
Number of options | shares	21,500
Weighted average exercise price	$ 22.79